Condensed Interim Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,263,429)	$ (1,337,227)	$ (6,489,405)	$ (2,955,949)
Adjustments to reconcile net loss to net cash provided (used) by operating activities
Depreciation and amortization	163,184	314,689	817,773	1,030,920
Accretion of asset retirement obligation	37,409	33,536	134,140	121,947
Write down of inventory to net realizable value		680,319	2,111,596	1,496,590
Gain on disposal of equipment	(5,669)		22,921	239,651
Forward gold contract expense (NOTE 7)	883,334	576,444	3,226,445	2,434,438
Changes in operating assets and liabilities:
Accounts receivable		254,024	270,108	(270,108)
Inventories	544,539	(396,976)	98,947	(404,187)
Prepaid expenses and other current assets	2,948	3,128	(4,540)	(27,770)
Accounts payable and accrued liabilities	202,053	93,700	(95,269)	(1,035,500)
Royalties and upside participation payable (NOTE 7)	206,839	208,998	865,458	1,168,281
Accrued interest, prepaid forward gold contract (NOTE 7)	284,616	56,166	519,753	120,989
Accrued liabilities – officer and other wages	5,000	6,000	26,000	39,462
Net cash provided by operating activities	60,824	492,801	1,503,927	1,958,764
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property and equipment	(122,528)	(65,013)	(263,153)	(261,539)
Proceeds from sale of equipment	11,000		45,500	6,000
Payments on reclamation bonds			(644,431)	(189,105)
Increase in reclamation bonds	(1,389)	(89,026)
Net cash used by investing activities	(112,917)	(154,039)	(862,084)	(444,644)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of notes payable	(58,061)	(168,895)	(485,450)	(1,262,778)
Net cash used by financing activities	(58,061)	(168,895)	(485,450)	(1,262,778)
Net increase (decrease) in cash and cash equivalents	(110,154)	169,867	156,393	251,342
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	581,022	424,629	424,629	173,287
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 470,868	$ 594,496	581,022	424,629
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid in interest			14,844	81,244
NON-CASH FINANCING AND INVESTING ACTIVITIES:
Equipment acquired with notes payable – equipment				579,909
Land and building purchased with note payable and accrued rent				$ 105,500